Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (5,743,433)	$ (4,591,274)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	848,463	863,994
Amortization of debt discount	629,790	638,626
Provision for doubtful accounts	(35,341)	41,985
Provision for excess or obsolete inventory	0	0
Common stock issued for financing costs	167,614	32,418
Common stock issued in exchange for fees and services	578,645	778,411
Deferred taxes	(292,976)	11,252
Derivative expense	0	42,140
Impairment charge	472,757	0
Stock-based compensation	62,600	64,800
Loss on extinguishment of debt	1,312,983	363,468
Unrealized (gain) loss on change in fair value of contingent consideration	0	(429,000)
Unrealized (gain) loss on change in fair value of derivative liabilities	(77,584)	(7,826)
Changes in operating assets and liabilities:
Accounts receivable	(6,929)	535,846
Inventory	(18,636)	(20,544)
Prepaid expenses and other current assets	(84,037)	55,912
Operating lease right of use assets	30,247	22,406
Other assets	2,891	35,536
Accounts payable	317,524	153,075
Accrued liabilities	347,514	762,909
Advanced payments and deferred revenues	339,970	(493,146)
Income taxes payable and other noncurrent liabilities	243,185	(38,665)
Related party payables	(318,395)	(519,508)
Net cash provided by (used in) operating activities	(1,223,148)	(1,697,185)
Cash flows from investing activities:
Purchase of fixed assets	(574,512)	(292,911)
Net cash provided by (used in) investing activities	(574,512)	(292,911)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	483,500	411,151
Proceeds from issuance of common stock, net of issuance costs	0	1,058,849
Proceeds from issuance of convertible notes	4,143,500	600,000
Proceeds from loans payable	303,912	0
Repayments of convertible notes	(3,537,335)	(262,857)
Repayments of loans payable	(18,018)	0
Net cash provided by (used in) financing activities	1,375,559	1,807,143
Effect of exchange rates on cash and cash equivalents	36,182	55,579
Net increase (decrease) in cash and cash equivalents	(385,919)	(127,374)
Cash and cash equivalents at beginning of period	506,219	633,593
Cash and cash equivalents at end of period	120,300	506,219
Supplemental disclosure of cash flow information:
Cash paid for interest	420,802	521,408
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued for financing costs incurred in connection with convertible notes	568,400	0
Common stock issued to reduce accounts payable and other accrued liabilities	50,000	589,440
Common stock warrants issued in connection with convertible notes	33,056	0
Conversion of convertible debentures and accrued interest into common stock	110,436	3,788,199
Discount for beneficial conversion features on convertible notes	107,621	51,730
Discount related to fair value of derivative liabilities associated with convertible notes	$ 0	$ 43,270